Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Oct. 26, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
PGIM CALIFORNIA MUNI INCOME FUND - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,405.30	$ 10,790.88	$ 10,612.76	$ 11,486.89	$ 11,113.34	$ 10,951.57	$ 10,167.38	$ 10,000.00
PGIM CALIFORNIA MUNI INCOME FUND - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,515.19	11,842.12	11,647.86	12,608.45	12,199.60	12,022.51	11,170.16		$ 11,051.67	$ 11,063.20	$ 10,281.60	$ 10,000.00
PGIM CALIFORNIA MUNI INCOME FUND - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 11,263.46	10,785.65	10,729.49	11,744.99	11,489.11	11,446.61	10,739.95		10,733.62	10,854.57	10,179.57	10,000.00
PGIM CALIFORNIA MUNI INCOME FUND - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 11,801.77	11,199.96	11,048.63	11,995.37	11,639.85	11,503.24	10,707.85		10,617.01	10,648.00	9,921.41	9,674.84
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708.45	11,979.06	11,778.33	12,891.15	12,467.75	12,077.01	11,108.36		11,054.45	$ 10,957.64	$ 10,252.46	$ 10,000.00
Bloomberg California 1-15 Year Municipal Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California 1-15 Year Municipal Intermediate Index
Account Value	$ 11,477.06	$ 10,962.33	$ 10,779.01	$ 11,479.07	$ 11,285.67	$ 10,920.37	$ 10,232.72		$ 10,201.91